UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-03752
AMG Funds III
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800) 548-4539
Date of fiscal year end:
December 31
Date of reporting period:
January 01, 2026 - June 30, 2026
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K ESG Bond Fund
Class N/MGFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class N/MGFIX)	$34	0.68%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$313,740,586
Total number of portfolio holdings	183
Net advisory fees paid	$299,878
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.6%
FNMA, 3.500%, 08/01/49	2.2%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.8%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 5.500%, 11/01/52	1.5%
FNMA, 4.000%, 07/01/44	1.3%
FHLMC, 3.000%, 11/01/49	1.1%
Top Ten as a Group	19.5%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR018S

AMG GW&K ESG Bond Fund
Class I/MGBIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class I/MGBIX)	$24	0.48%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$313,740,586
Total number of portfolio holdings	183
Net advisory fees paid	$299,878
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	3.6%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.6%
FNMA, 3.500%, 08/01/49	2.2%
FNMA, 3.500%, 02/01/47	1.9%
FNMA, 3.500%, 02/01/35	1.8%
FNMA, 4.000%, 06/01/48	1.8%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 5.500%, 11/01/52	1.5%
FNMA, 4.000%, 07/01/44	1.3%
FHLMC, 3.000%, 11/01/49	1.1%
Top Ten as a Group	19.5%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR017S

AMG Veritas Asia Pacific Fund
Class N/MGSEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class N/MGSEX)	$72	1.17%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$153,843,019
Total number of portfolio holdings	32
Net advisory fees paid	$385,146
Portfolio turnover rate as of the end of the reporting period	108%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd. (South Korea)	13.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.3%
Delta Electronics, Inc. (Taiwan)	8.2%
MediaTek, Inc. (Taiwan)	4.4%
SK hynix, Inc. (South Korea)	4.1%
Accton Technology Corp. (Taiwan)	4.0%
Elite Material Co., Ltd. (Taiwan)	3.6%
Murata Manufacturing Co., Ltd. (Japan)	3.5%
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	3.1%
Unimicron Technology Corp. (Taiwan)	2.5%
Top Ten as a Group	57.9%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR084S

AMG Veritas Asia Pacific Fund
Class I/MSEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class I/MSEIX)	$57	0.93%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$153,843,019
Total number of portfolio holdings	32
Net advisory fees paid	$385,146
Portfolio turnover rate as of the end of the reporting period	108%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd. (South Korea)	13.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.3%
Delta Electronics, Inc. (Taiwan)	8.2%
MediaTek, Inc. (Taiwan)	4.4%
SK hynix, Inc. (South Korea)	4.1%
Accton Technology Corp. (Taiwan)	4.0%
Elite Material Co., Ltd. (Taiwan)	3.6%
Murata Manufacturing Co., Ltd. (Japan)	3.5%
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	3.1%
Unimicron Technology Corp. (Taiwan)	2.5%
Top Ten as a Group	57.9%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR083S

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2026 AMG Veritas Asia Pacific Fund

Class N: MGSEX | Class I: MSEIX

wealth.amg.com	063026 SAR078

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal periods

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	10

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	17

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 86.1%

Consumer Discretionary - 0.4%

Minor International PCL (Thailand)	915,800	$684,647

Financials - 1.8%

Industrial & Commercial Bank of China, Ltd.,	3,388,000	2,783,194

Class H (China)

Health Care - 1.0%

WuXi AppTec Co., Ltd., Class H (China)[1,2]	77,400	1,523,660

Industrials - 17.1%

Contemporary Amperex Technology Co., Ltd.,

Class A (China)	54,900	3,191,313

Hanwha Aerospace Co., Ltd. (South Korea)	3,691	2,388,745

Hanwha Engine (South Korea)*	39,247	1,312,289

HD Hyundai Electric Co., Ltd. (South Korea)	4,798	3,077,827

HD Hyundai Heavy Industries Co., Ltd. (South Korea)	12,250	4,723,278

Komatsu, Ltd. (Japan)	24,100	941,044

Larsen & Toubro, Ltd. (India)	77,829	3,412,586

Neway Valve Suzhou Co., Ltd., Class A (China)	103,100	767,526

SK Square Co., Ltd. (South Korea)	2,544	2,876,909

Weichai Power Co., Ltd., Class H (China)	809,000	3,548,746

Total Industrials		26,240,263

Information Technology - 64.8%

Accton Technology Corp. (Taiwan)	78,000	6,221,449

Delta Electronics, Inc. (Taiwan)	200,000	12,560,758

Elite Material Co., Ltd. (Taiwan)	32,000	5,532,177

Hon Hai Precision Industry Co., Ltd. (Taiwan)	330,100	2,634,096

Hon Precision, Inc. (Taiwan)	12,000	2,465,439

MediaTek, Inc. (Taiwan)	49,400	6,731,477

Murata Manufacturing Co., Ltd. (Japan)	75,000	5,383,861

	Shares	Value

Samsung Electronics Co., Ltd. (South Korea)	91,933	$20,399,679

SK hynix, Inc. (South Korea)	3,576	6,310,147

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	221,500	17,474,197

Unimicron Technology Corp. (Taiwan)	110,000	3,789,274

Verisilicon Microelectronics Shanghai Co., Ltd., Class A (China)*	38,113	2,113,008

Victory Giant Technology Huizhou Co., Ltd., Class A (China)	11,300	583,000

WUS Printed Circuit Kunshan Co., Ltd., Class A (China)	146,300	3,325,038

Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H (China)[1]	49,500	1,651,390

Zhejiang Crystal-Optech Co., Ltd., Class A (China)	474,600	2,492,651

Total Information Technology		99,667,641

Materials - 1.0%

BHP Group, Ltd. (Australia)	35,000	1,458,554

Total Common Stocks (Cost $90,211,518)		132,357,959

Short-Term Investments - 8.1%

Other Investment Companies - 8.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%[3]	5,005,567	5,005,567

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	7,508,351	7,508,351

Total Short-Term Investments (Cost $12,513,918)		12,513,918

Total Investments - 94.2% (Cost $102,725,436)		144,871,877

Other Assets, less Liabilities - 5.8%		8,971,142

Net Assets - 100.0%		$153,843,019

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $3,175,050 or 2.1% of net assets.

[2]

Some of this security, amounting to $478,044 or 0.3% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

2

AMG Veritas Asia Pacific Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks†	—	$132,357,959	—	$132,357,959

Short-Term Investments

Other Investment Companies	$12,513,918	—	—	12,513,918

Total Investments in Securities	$12,513,918	$132,357,959	—	$144,871,877

†	All common stocks held in the Fund are Level 2 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities (unaudited) June 30, 2026

AMG Veritas Asia Pacific Fund

Assets:

Investments at value[1] (including securities on loan valued at $478,044)	$144,871,877

Foreign currency[2]	32,436

Receivable for investments sold	8,953,657

Dividend and interest receivables	151,822

Securities lending income receivable	4,332

Receivable for Fund shares sold	90,640

Receivable from Affiliate	14,515

Prepaid expenses and other assets	26,442

Total assets	154,145,721

Liabilities:

Payable for Fund shares repurchased	89,858

Payable for foreign capital gains tax	12,942

Accrued expenses:

Investment advisory and management fees	89,578

Administrative fees	18,925

Shareholder service fees	25,895

Other	65,504

Total liabilities	302,702

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$153,843,019

[1] Investments at cost	$102,725,436

[2] Foreign currency at cost	$32,639

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (continued)

AMG Veritas Asia Pacific Fund

Net Assets Represent:

Paid-in capital	$120,891,579

Total distributable earnings/(accumulated losses)	32,951,440

Net Assets	$153,843,019

Class N:

Net Assets	$132,085,044

Shares outstanding	1,055,188

Net asset value, offering and redemption price per share	$125.18

Class I:

Net Assets	$21,757,975

Shares outstanding	158,170

Net asset value, offering and redemption price per share	$137.56

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the six months ended June 30, 2026

AMG Veritas Asia Pacific Fund

Investment Income:

Dividend income	$841,921

Interest income	142

Securities lending income	6,803

Foreign withholding tax	(91,399)

Total investment income	757,467

Expenses:

Investment advisory and management fees	458,935

Administrative fees	96,958

Shareholder servicing fees - Class N	134,394

Custodian fees	46,752

Professional fees	26,164

Registration fees	17,950

Reports to shareholders	12,651

Transfer agent fees	8,184

Trustee fees and expenses	4,668

Interest expense	149

Miscellaneous	2,668

Total expenses before offsets	809,473

Expense reimbursements	(73,789)

Net expenses	735,684

Net investment income	21,783

Net Realized and Unrealized Gain:

Net realized gain on investments	31,456,908 [1]

Net realized loss on foreign currency transactions	(138,313)

Net change in unrealized appreciation/(depreciation) on investments	17,615,537 [2]

Net change in unrealized appreciation/(depreciation) on foreign currency translations	(921)

Net realized and unrealized gain	48,933,211

Net increase in net assets resulting from operations	$48,954,994

[1]	Net of foreign capital gains tax of $28,292.
[2]	Net of change in accrued foreign capital gains tax of $200,638.

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG Veritas Asia Pacific Fund

	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$21,783	$77,664

Net realized gain on investments	31,318,595	13,542,438

Net change in unrealized appreciation/(depreciation) on investments	17,614,616	17,888,404

Net increase in net assets resulting from operations	48,954,994	31,508,506

Distributions to Shareholders:

Class N	—	(129,921)

Class I	—	(33,172)

Total distributions to shareholders	—	(163,093)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	950,658	(10,578,349)

Total increase in net assets	49,905,652	20,767,064

Net Assets:

Beginning of period	103,937,367	83,170,303

End of period	$153,843,019	$103,937,367

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Veritas Asia Pacific Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$85.23	$60.30	$56.49	$59.41	$82.42	$147.58

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.00 [3]	0.04	0.11	0.07	(0.05)	(0.67)

Net realized and unrealized gain/(loss) on investments	39.95	25.01	3.98	(2.93)	(22.96)	4.55

Total income/(loss) from investment operations	39.95	25.05	4.09	(2.86)	(23.01)	3.88

Less Distributions to Shareholders from:

Net investment income	—	(0.12)	(0.27)	(0.06)	—	—

Net realized gain on investments	—	—	—	—	—	(56.87)

Paid in capital	—	—	(0.01)	—	—	(12.17)

Total distributions to shareholders	—	(0.12)	(0.28)	(0.06)	—	(69.04)

Net Asset Value, End of Period	$125.18	$85.23	$60.30	$56.49	$59.41	$82.42

Total Return[2,4]	47.24%[5]	41.57%	7.23%	(4.82)%	(27.91)%	3.16%

Ratio of net expenses to average net assets	1.17%[6,7]	1.17%[7]	1.18%[7]	1.17%	1.18%	1.27%[8]

Ratio of gross expenses to average net assets[9]	1.28%[6]	1.34%	1.38%	1.29%	1.29%	1.31%

Ratio of net investment income (loss) to average net assets[2]	0.00%[6,10]	0.06%	0.19%	0.13%	(0.07)%	(0.69)%

Portfolio turnover	108%[5]	132%	89%	44%	54%	222%

Net assets end of period (000’s) omitted	$132,085	$92,864	$73,978	$80,640	$100,679	$166,168

The accompanying notes are an integral part of these financial statements.

8

AMG Veritas Asia Pacific Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$93.55	$66.16	$61.94	$65.15	$90.15	$154.81

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.14	0.23	0.28	0.24	0.13	(0.48)

Net realized and unrealized gain/(loss) on investments	43.87	27.46	4.38	(3.23)	(25.13)	4.86

Total income/(loss) from investment operations	44.01	27.69	4.66	(2.99)	(25.00)	4.38

Less Distributions to Shareholders from:

Net investment income	—	(0.30)	(0.43)	(0.22)	—	—

Net realized gain on investments	—	—	—	—	—	(56.87)

Paid in capital	—	—	(0.01)	—	—	(12.17)

Total distributions to shareholders	—	(0.30)	(0.44)	(0.22)	—	(69.04)

Net Asset Value, End of Period	$137.56	$93.55	$66.16	$61.94	$65.15	$90.15

Total Return[2,4]	47.41%[5]	41.90%	7.49%	(4.58)%	(27.73)%	3.43%

Ratio of net expenses to average net assets	0.93%[6,7]	0.93%[7]	0.94%[7]	0.93%	0.93%	1.02%[8]

Ratio of gross expenses to average net assets[9]	1.04%[6]	1.10%	1.14%	1.05%	1.04%	1.06%

Ratio of net investment income (loss) to average net assets[2]	0.24%[6]	0.30%	0.43%	0.37%	0.18%	(0.44)%

Portfolio turnover	108%[5]	132%	89%	44%	54%	222%

Net assets end of period (000’s) omitted	$21,758	$11,073	$9,192	$7,188	$12,339	$22,066

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $0.005 per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Includes interest expense of less than 0.01% for the six months ended June 30, 2026 and less than 0.01% and 0.01% for the fiscal years ended December 31, 2025 and 2024, respectively, related to participation in the interfund lending program.

[8]	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Veritas Asia Pacific Fund (the “Fund”).

The Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund is non-diversified.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Participation notes (“P-Notes”) are valued using the underlying equity security’s official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

10

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, forward foreign currency exchange contracts, P-Notes, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date.

g. CAPITAL STOCK

Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to basis allocations arising from corporate spin-off transactions. Temporary differences for the Fund are due to spin-offs treated as income for tax purposes, mark to market on passive foreign investment companies, wash sale loss deferrals and basis allocations arising from corporate spin-off transactions.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$102,725,436	$43,888,534	$(1,742,093)	$42,146,441

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$26,344,897	$12,960,111	$39,305,008

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

11

Notes to Financial Statements (continued)

For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025, the capital stock transactions by class for the Fund were as follows:

	June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	66,799	$7,159,651	27,119	$2,128,164

Shares issued in reinvestment of distributions	—	—	1,543	125,554

Shares redeemed	(101,244)	(10,635,592)	(165,790)	(11,537,522)

Net decrease	(34,445)	$(3,475,941)	(137,128)	$(9,283,804)

Class I:

Shares sold	77,564	$8,904,816	114,733	$8,761,754

Shares issued in reinvestment of distributions	—	—	264	23,611

Shares redeemed	(37,763)	(4,478,217)	(135,573)	(10,079,910)

Net increase/(decrease)	39,801	$4,426,599	(20,576)	$(1,294,545)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the Fund had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2026, the Fund paid an investment management fee at the annual rate of 0.71% of the average daily net assets of the Fund.

The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.93% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time

12

Notes to Financial Statements (continued)

to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2026, the Investment Manager reimbursed the Fund $73,789, and did not recoup any previously reimbursed expenses. At June 30, 2026, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$134,406

1-2 years	171,004

2-3 years	163,221

Total	$468,631

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the

Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2026, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.25%	0.24%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Fund had no interfund loans outstanding.

The Fund utilized the interfund lending program during the six months ended June 30, 2026 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$1,146,331	1	$142	4.510%

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$1,195,031	1	$149	4.565%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were $133,833,508 and $153,164,725, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to

13

Notes to Financial Statements (continued)

agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$478,044	—	$501,652	$501,652

The following table summarizes the securities received as collateral for securities lending at June 30, 2026:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	1.375%-4.375%	08/15/28-08/15/50

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Veritas’s investment techniques and risk analysis will produce the desired result.

Focused Investment Risk: To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Geographic Focus Risk: To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investments in Greater China: The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China (“PRC”) and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government sanctions or other investment restrictions or intervention could negatively affect the implementation of the Fund’s investment strategies, for example by precluding the Fund from making certain investments or causing the Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities,

14

Notes to Financial Statements (continued)

corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.

Risks Associated with Investments in South Korea: Investments in South Korean issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy. The South Korean economy is reliant on trading exports, and disruptions or decreases in trade activity could lead to declines in South Korea’s economic growth potential.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

High Cash Balance Risk: When the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the Fund’s performance may be adversely affected.

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Non-Diversified Fund Risk: The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify each year as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Participatory Notes Risk: An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

8. MASTER NETTING AGREEMENTS

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

PRC Tax Risk: The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of the Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of the Fund pursuant to such laws and regulations will reduce the Fund’s overall returns.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Stock Connect Risk: Trading in China A-Shares through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Variable Interest Entity Risk: The Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. A VIE structure enables foreign investors, such as the Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. A VIE does not have equity ownership in its corresponding China-based company but has claims to the China-based company’s profits and control of its assets through contractual arrangements. VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. If the Chinese government takes action adversely affecting VIEs, the market value of the Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request

15

Notes to Financial Statements (continued)

additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2026, the Fund had no Repurchase Agreements outstanding.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 was $4,668, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Veritas Asia Pacific Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds III (the “Trust”) considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Veritas Asia Pacific Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with Veritas Asset Management LLP, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the

Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory

Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund. The Board considered information relating to the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was above, above, below, and above, respectively, the median performance of the Peer Group and above, above, below, and above, respectively, the performance of the Fund Benchmark, the MSCI AC Asia Pacific ex Japan Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s recent significant outperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top decile of its Peer Group for the 1-year period and in the top third of it its Peer Group for the 3-year and 10-year periods. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadvisers and investment strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILTY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time.

Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager

and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	063026	SAR078

 SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2026 AMG GW&K ESG Bond Fund
Class N: MGFIX | Class I: MGBIX
AMG GW&K Municipal Bond Fund
Class N: GWMTX | Class I: GWMIX
AMG GW&K Municipal Enhanced Yield Fund
Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

wealth.amg.com	063026 SAR088

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K ESG Bond Fund	2

AMG GW&K Municipal Bond Fund	8

AMG GW&K Municipal Enhanced Yield Fund	14

Statement of Assets and Liabilities	17

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	19

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	20

Detail of changes in assets for the past two fiscal periods

Financial Highlights	21

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	28

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	36

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG

Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Corporate Bonds and Notes - 54.4%

Basic Materials - 1.7%

Celanese US Holdings LLC 7.550%, 11/15/30[1,2]	$2,049,000	$2,171,879

Cleveland-Cliffs, Inc. 7.000%, 03/15/32[1,3]	2,000,000	1,984,191

Methanex Corp. (Canada) 5.125%, 10/15/27	1,205,000	1,203,803

Total Basic Materials		5,359,873

Communications - 3.3%

AT&T, Inc. 4.300%, 12/15/42	1,985,000	1,637,232

CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, 05/01/32	1,900,000	1,677,072

Charter Communications Operating LLC/Charter Communications Operating Capital 4.400%, 04/01/33	1,815,000	1,671,180

Comcast Corp. 4.650%, 02/15/33[1]	867,000	847,318

Lamar Media Corp. 4.875%, 01/15/29	1,300,000	1,289,464

Verizon Communications, Inc. 5.500%, 02/23/54[1]	1,625,000	1,533,208

Versant Media Group, Inc. 7.250%, 01/30/31[3]	1,675,000	1,732,895

Total Communications		10,388,369

Consumer, Cyclical - 10.8%

AutoNation, Inc. 3.850%, 03/01/32[1]	1,600,000	1,494,789

Bath & Body Works, Inc. 6.875%, 11/01/35[1]	940,000	962,290

Carnival Corp., Ltd. 6.650%, 01/15/28	850,000	867,382

Ford Motor Co. 6.100%, 08/19/32	1,900,000	1,934,734

The Goodyear Tire & Rubber Co. 5.000%, 07/15/29[1]	1,439,000	1,375,566

Hyatt Hotels Corp. 5.750%, 03/30/32	1,975,000	2,036,444

KB Home 4.800%, 11/15/29	1,222,000	1,207,727

Las Vegas Sands Corp. 6.200%, 08/15/34	1,375,000	1,415,473

M/I Homes, Inc. 3.950%, 02/15/30	335,000	318,258

4.950%, 02/01/28	500,000	497,666

Magna International, Inc. (Canada) 5.875%, 06/01/35[1]	1,752,000	1,822,923

Marriott International, Inc. 5.500%, 04/15/37	1,360,000	1,373,067

	Principal Amount	Value

Marriott Ownership Resorts, Inc. 4.750%, 01/15/28[1]	$1,600,000	$1,582,121

Mattel, Inc.

3.750%, 04/01/29[3]	1,075,000	1,042,505

6.200%, 10/01/40	911,000	913,930

MGM Resorts International 6.125%, 09/15/29	1,000,000	1,009,809

Murphy Oil USA, Inc. 4.750%, 09/15/29	1,050,000	1,033,436

Newell Brands, Inc. 6.375%, 05/15/30[1]	850,000	861,557

Penske Automotive Group, Inc. 3.750%, 06/15/29[1]	1,500,000	1,435,851

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,147,915

Royal Caribbean Cruises, Ltd. (Liberia) 5.375%, 01/15/36[1]	1,725,000	1,712,275

6.000%, 02/01/33[3]	875,000	887,334

Travel + Leisure Co. 4.625%, 03/01/30[3]	575,000	556,748

6.000%, 04/01/27[2]	350,000	350,550

United Airlines Holdings, Inc. 5.375%, 03/01/31	1,750,000	1,737,431

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	1,329,740	1,352,034

Walmart, Inc. 4.050%, 06/29/48	1,000,000	819,092

Yum! Brands, Inc. 3.625%, 03/15/31	1,110,000	1,033,108

Total Consumer, Cyclical		33,782,015

Consumer, Non-cyclical - 7.2%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,670,000	1,359,823

Amgen, Inc. 5.600%, 03/02/43	1,385,000	1,376,659

APi Group DE, Inc. 4.125%, 07/15/29[3]	1,255,000	1,203,541

Ashtead Capital, Inc. (United Kingdom) 5.500%, 08/11/32[1,3]	2,000,000	2,042,827

The Campbell’s Company 5.400%, 03/21/34[1]	2,530,000	2,492,289

CommonSpirit Health 3.347%, 10/01/29	600,000	573,093

CVS Health Corp. 5.250%, 02/21/33[1]	2,568,000	2,610,773

The Ford Foundation Series 2020, 2.415%, 06/01/50	1,690,000	1,004,784

HCA, Inc. 3.500%, 09/01/30	1,550,000	1,470,387

Herc Holdings, Inc. 7.000%, 06/15/30[3]	2,000,000	2,071,135

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Non-cyclical - 7.2% (continued)

Kraft Heinz Foods Co. 4.625%, 10/01/39	$2,480,000	$2,212,071

Teleflex, Inc. 4.250%, 06/01/28[3]	2,045,000	2,015,740

Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36[1]	1,985,000	2,093,669

Total Consumer, Non-cyclical		22,526,791

Financials - 17.8%

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/31[3]	2,375,000	2,429,422

Ally Financial, Inc.

(6.184% to 07/26/34 then SOFR + 2.290%), 6.184%, 07/26/35[4,5]	2,000,000	2,032,894

American Homes 4 Rent LP 5.500%, 07/15/34	1,675,000	1,695,169

Bank of America Corp.

MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50 [4,5]	2,775,000	2,290,581

(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,187,878

The Bank of New York Mellon Corp.

(5.950% to 12/20/30 then U.S. Treasury Yield Curve CMT 5 year + 2.271%), 5.950%, 12/20/30[1,4,5,6]	2,433,000	2,441,316

Boston Properties LP 2.550%, 04/01/32[1]	2,469,000	2,150,284

Capital One Financial Corp.

(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[4,5]	1,950,000	2,242,609

The Charles Schwab Corp.

Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[4,5,6]	1,773,000	1,771,568

Citigroup, Inc.

Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	825,000	825,857

Series AA, (7.625% to 11/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.211%), 7.625%, 11/15/28[1,4,5,6]	1,278,000	1,327,894

Citizens Financial Group, Inc.

(5.718% to 07/23/31 then SOFR + 1.910%), 5.718%, 07/23/32[4,5]	2,465,000	2,530,038

GLP Capital LP/GLP Financing II, Inc. 5.625%, 09/15/34	1,400,000	1,388,987

The Goldman Sachs Group, Inc.

(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[1,4,5]	1,650,000	1,785,075

Series Z, (6.850% to 02/10/30 then U.S. Treasury Yield Curve CMT 5 year + 2.461%), 6.850%, 02/10/30[4,5,6]	1,795,000	1,845,617

	Principal Amount	Value

Huntington Bancshares, Inc.

Series F, (5.625% to 07/15/30 then U.S. Treasury Yield Curve CMT 10 year + 4.945%), 5.625%, 07/15/30[4,5,6]	$975,000	$981,179

(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[1,4,5]	1,500,000	1,534,607

JPMorgan Chase & Co.

(3.157% to 04/22/41 then 3 month SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,061,082

KeyCorp, MTN

(4.789% to 06/01/32 then SOFR Index + 2.060%), 4.789%, 06/01/334,5	1,000,000	980,675

M&T Bank Corp.

(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/294,5	1,837,000	1,945,549

MetLife, Inc.

Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[1,4,5,6]	1,175,000	1,178,244

Morgan Stanley

(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	1,548,000	1,533,857

OneMain Finance Corp. 6.625%, 01/15/28	950,000	963,910

The PNC Financial Services Group, Inc.

(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,387,994

SLM Corp. 6.500%, 01/31/30	1,400,000	1,419,127

Starwood Property Trust, Inc. 4.375%, 01/15/27[3]	1,775,000	1,771,578

State Street Corp.

Series I, (6.700% to 03/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.613%), 6.700%, 03/15/29[1,4,5,6]	1,900,000	1,964,980

Truist Financial Corp., MTN

(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,213,000	2,302,149

Vornado Realty LP 5.750%, 02/01/33	1,500,000	1,505,358

Wells Fargo & Co., MTN

(3.350% to 03/02/32 then SOFR + 1.500%), 3.350%, 03/02/33[4,5]	2,025,000	1,861,473

(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,4,5,6]	1,462,000	1,538,197

Total Financials		55,875,148

Industrials - 5.8%

Avient Corp. 6.250%, 11/01/31[3]	1,575,000	1,595,982

BWX Technologies, Inc. 4.125%, 06/30/28[3]	1,210,000	1,187,061

Coherent Corp. 5.000%, 12/15/29[3]	2,000,000	1,969,191

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 5.8% (continued)

Graphic Packaging International LLC 3.500%, 03/01/29[3]	$1,400,000	$1,331,281

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	3,168,000	3,268,683

Mueller Water Products, Inc. 4.000%, 06/15/29[3]	2,050,000	1,985,768

OI European Group, B.V. (Netherlands) 4.750%, 02/15/30[1,3]	1,500,000	1,424,858

Owens Corning 7.000%, 12/01/36[2]	1,800,000	2,022,289

Regal Rexnord Corp. 6.300%, 02/15/30	1,670,000	1,742,963

Sonoco Products Co. 2.850%, 02/01/32[1]	1,822,000	1,637,305

Total Industrials		18,165,381

Technology - 5.0%

Broadcom, Inc. 3.500%, 02/15/41	1,700,000	1,358,302

CDW LLC/CDW Finance Corp. 5.550%, 08/22/34	2,008,000	1,982,651

Dell International LLC/EMC Corp. 8.100%, 07/15/36	1,372,000	1,631,957

Kyndryl Holdings, Inc. 3.150%, 10/15/31[1]	2,375,000	1,978,540

Microsoft Corp. 2.525%, 06/01/50	1,450,000	862,260

MSCI, Inc. 3.250%, 08/15/33[3]	2,015,000	1,772,447

Open Text Holdings, Inc. 4.125%, 02/15/30[3]	1,125,000	1,030,558

Oracle Corp. 4.800%, 09/26/32[1]	1,840,000	1,750,781

SK hynix, Inc. (South Korea) 2.375%, 01/19/31[3]	900,000	814,389

Twilio, Inc. 3.625%, 03/15/29[1]	600,000	578,601

3.875%, 03/15/31	2,194,000	2,065,365

Total Technology		15,825,851

Utilities - 2.8%

Dominion Energy, Inc.

Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[4,5]	2,189,000	2,317,700

DPL LLC 4.350%, 04/15/29	1,000,000	968,792

Duke Energy Corp. 2.550%, 06/15/31[1]	895,000	806,990

(6.450% to 09/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[1,4,5]	2,290,000	2,377,945

	Principal Amount	Value

Exelon Corp.

(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[4,5]	$2,315,000	$2,376,097

Total Utilities		8,847,524

Total Corporate Bonds and Notes (Cost $173,745,954)		170,770,952

Asset-Backed Securities - 4.0%

AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.805%, 04/20/38[3,5]	1,050,000	1,048,518

AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.904%, 01/22/38[3,5]	1,000,000	1,000,801

American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	610,000	611,641

Apidos CLO Lvi Series 2026-56A, Class A1 (3 month SOFR + 1.160%, Cap N/A, Floor 1.160%), 4.815%, 04/24/39[3,5]	505,000	504,619

Carmax Auto Owner Trust Series 2025-1, Class A2A 4.630%, 03/15/28	267,932	268,128

Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[3]	3,050,000	3,061,748

Elmwood CLO II, Ltd. Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.025%, 10/20/37[3,5]	1,715,000	1,718,501

KKR CLO 43, Ltd. Series 2022-43A, Class A1R2 (3 month SOFR + 1.100%, Cap N/A, Floor 1.100%), 4.771%, 04/15/38[3,5]	500,000	499,148

Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.813%, 01/15/38[3,5]	850,000	848,858

Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 4.987%, 07/25/38[3,5]	880,000	882,026

Palmer Square CLO, Ltd. Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.825%, 04/20/38[3,5]	551,000	549,979

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities–4.0% (continued)

Voya CLO, Ltd. Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.845%, 04/20/38[3,5]	$1,475,000	$1,475,369

Total Asset-Backed Securities (Cost $12,493,390)		12,469,336

Mortgage-Backed Securities - 5.4%

Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[3,5]	310,323	310,503

Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52[3,5]	810,992	749,406

Connecticut Avenue Securities Trust

Series 2024-R01, Class 1M1 4.678%, 01/25/44[3,5]	436,109	435,905

Series 2024-R02, Class 1M1 4.728%, 02/25/44[3,5]	183,557	183,557

Series 2024-R06, Class 1A1 4.778%, 09/25/44[3,5]	522,927	524,234

Series 2026-R02, Class 1A1 4.578%, 02/25/46[3,5]	490,181	490,620

DATA Mortgage Trust Series 2023-CNTR, Class A 5.919%, 08/12/43[3,5]	1,900,000	1,918,815

GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	900,000	824,255

GS Mortgage-Backed Securities Corp. Trust

Series 2021-PJ4, Class A6 2.500%, 09/25/51[3,5]	2,110,579	1,969,181

Series 2021-PJ5, Class A6 2.500%, 10/25/51[3,5]	721,290	672,499

GS Mortgage-Backed Securities Trust

Series 2018-RPL1, Class A1A 3.750%, 10/25/57[3]	502,239	491,724

Series 2021-GR3, Class A6 2.500%, 04/25/52[3,5]	355,342	316,710

Series 2021-PJ8, Class A2 2.500%, 01/25/52[3,5]	1,708,097	1,408,569

Series 2021-PJ9, Class A8 2.500%, 02/26/52[3,5]	1,334,950	1,186,393

Series 2022-PJ3, Class A4 2.500%, 08/25/52[3,5]	728,424	601,633

Series 2022-PJ3, Class A7 2.500%, 08/25/52[3,5]	455,060	431,367

JP Morgan Mortgage Trust

Series 2017-2, Class A3 3.500%, 05/25/47[3,5]	907,667	818,445

Series 2019-INV3, Class B1 4.331%, 05/25/50[3,5]	232,218	219,135

Series 2019-INV3, Class B2 4.331%, 05/25/50[3,5]	190,750	179,523

	Principal Amount	Value

Series 2021-1, Class A3A 2.000%, 06/25/51[3,5]	$719,757	$569,188

Series 2021-7, Class A6 2.500%, 11/25/51[3,5]	1,467,376	1,367,851

Series 2022-2, Class A6 3.000%, 08/25/52[3,5]	666,664	623,934

Series 2022-4, Class A3 3.000%, 10/25/52[3,5]	736,701	632,412

Total Mortgage-Backed Securities (Cost $16,941,559)		16,925,859

Municipal Bonds - 3.1%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,395,000	3,172,207

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,030,000	2,409,435

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	873,549

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,635,000	3,059,646
2.833%, 01/01/38	65,000	54,187

Total Municipal Bonds (Cost $11,224,374)		9,569,024

U.S. Government and Agency Obligations - 31.8%

Fannie Mae - 15.3%

FNMA 3.500%, 02/01/35 to 08/01/49	19,723,511	18,509,265
4.000%, 07/01/44 to 06/01/49	13,357,735	12,699,167
4.500%, 05/01/48 to 06/01/49	4,430,292	4,356,400
5.000%, 05/01/50	2,066,176	2,067,549
5.500%, 11/01/52 to 02/01/55	7,733,219	7,865,503
6.500%, 02/01/54	2,378,923	2,497,831

Total Fannie Mae		47,995,715

Freddie Mac - 5.2%

FHLMC 3.000%, 11/01/49 to 04/01/51	5,230,624	4,650,505
4.500%, 10/01/48 to 12/01/48	3,283,666	3,202,395

Freddie Mac Multifamily Structured Pass Through Certificates

Series K139, Class A2 2.590%, 01/25/32[5]	1,525,000	1,382,328

Freddie Mac REMICS

Series 5106, Class KA 2.000%, 03/25/41	3,218,503	3,033,570

Series 5297, Class DA 5.000%, 12/25/52	1,418,450	1,415,672

Freddie Mac STACR REMIC Trust

Series 2025-DNA3, Class A1 4.578%, 09/25/45[3,5]	573,063	573,926

Series 2024-DNA2, Class A1 4.878%, 05/25/44[3,5]	646,499	648,619

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 5.2% (continued)

Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 4.978%, 02/25/44[3,5]	$481,754	$482,130
Series 2023-HQA3, Class A1 5.478%, 11/25/43[3,5]	814,974	818,941

Total Freddie Mac		16,208,086

Ginnie Mae - 0.2%

GNMA
Series 2016-25, Class QW 3.000%, 02/16/46	445,000	368,547
Series 2017-113, Class JB 3.000%, 07/16/47	455,000	398,739

Total Ginnie Mae		767,286

U.S. Treasury Obligations - 11.1%

U.S. Treasury Bonds 1.250%, 05/15/50	5,625,000	2,676,709
1.875%, 02/15/51	5,797,000	3,222,090
2.250%, 05/15/41	15,359,000	11,196,471
2.500%, 02/15/46	1,796,000	1,238,328
3.125%, 05/15/48	10,968,000	8,240,138
3.625%, 02/15/53	6,760,000	5,405,888
3.875%, 02/15/43	3,324,000	2,945,246

Total U.S. Treasury Obligations		34,924,870

Total U.S. Government and Agency Obligations (Cost $116,944,570)		99,895,957

	Principal Amount	Value

Short-Term Investments - 1.8%

Joint Repurchase Agreements - 1.4%[7]

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $225,969 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 -01/15/35, totaling $230,465)	$225,946	$225,946

State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $4,236,442 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 -02/15/56, totaling $4,310,782)	4,236,000	4,236,000

Total Joint Repurchase Agreements		4,461,946

Repurchase Agreements - 0.4%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $1,080,101 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $1,101,627)	1,080,000	1,080,000

Total Short-Term Investments (Cost $5,541,946)		5,541,946

Total Investments - 100.5% (Cost $336,891,793)		315,173,074

Other Assets, less Liabilities - (0.5)%		(1,432,488)

Net Assets - 100.0%		$313,740,586

[1]

Some of these securities, amounting to $34,490,699 or 11.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $61,064,238 or 19.5% of net assets.

[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.

[5]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Perpetuity Bond. The date shown represents the next call date.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$170,770,952	—	$170,770,952

Asset-Backed Securities	—	12,469,336	—	12,469,336

Mortgage-Backed Securities	—	16,925,859	—	16,925,859

Municipal Bonds	—	9,569,024	—	9,569,024

U.S. Government and Agency Obligations†	—	99,895,957	—	99,895,957

Short-Term Investments

Joint Repurchase Agreements	—	4,461,946	—	4,461,946

Repurchase Agreements	—	1,080,000	—	1,080,000

Total Investments in Securities	—	$315,173,074	—	$315,173,074

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Municipal Bonds - 98.7%

Alabama - 3.7%

Black Belt Energy Gas District, Series 1, 5.000%, 12/01/31	$7,500,000	$7,865,499
5.000%, 01/01/34	2,800,000	2,935,149

County of Jefferson Sewer Revenue 5.250%, 10/01/49	5,810,000	6,063,729

Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/01/30	13,515,000	14,435,743

Southeast Energy Authority A Cooperative
District, Series H 5.000%, 11/01/35	5,765,000	6,130,809

Total Alabama		37,430,929

Arizona - 0.8%

City of Mesa Utility System Revenue 5.000%, 07/01/37	5,000,000	5,806,293

Maricopa County Industrial Development
Authority, Series D 5.000%, 12/01/40	2,150,000	2,315,232

Total Arizona		8,121,525

California - 4.1%

California Community Choice Financing
Authority, Series F 5.000%, 06/01/36[1]	9,850,000	10,679,402

California Municipal Finance Authority,
Community Medical Centers, Series A 5.000%, 02/01/31	900,000	907,786

Los Angeles Department of Water & Power, Series A, (BAM) 5.000%, 07/01/43	1,000,000	1,086,703

Los Angeles Department of Water & Power,
Series B, 5.000%, 07/01/31	1,955,000	2,137,870
5.000%, 07/01/32	3,230,000	3,577,198
5.000%, 07/01/33	2,550,000	2,852,330

Los Angeles Department of Water & Power,
Series C 5.000%, 07/01/30	9,500,000	10,182,802

San Francisco City & County Airport Commission, San Francisco International Airport, Series A, 5.000%, 05/01/34	3,010,000	3,155,074
5.000%, 05/01/35	5,800,000	6,062,753

Total California		40,641,918

Colorado - 0.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,469,042

	Principal Amount	Value

Connecticut - 1.3%

Connecticut State Health & Educational
Facilities Authority, 5.000%, 07/01/31	$6,205,000	$6,645,339
5.000%, 07/01/33	2,750,000	2,961,843
5.000%, 07/01/34	3,300,000	3,540,360

Total Connecticut		13,147,542

Florida - 6.7%

Brevard County Health Facilities Authority, Series A 5.000%, 07/01/34	2,010,000	2,247,380

County of Lee Airport Revenue, Series 1, 5.000%, 10/01/36	1,335,000	1,482,655
5.250%, 10/01/38	1,500,000	1,695,902
5.250%, 10/01/39	1,000,000	1,124,325

County of Lee Airport Revenue, Series 2 5.000%, 10/01/56	1,000,000	1,073,150

County of Miami-Dade Aviation Revenue,
Series A, 5.000%, 10/01/35	5,000,000	5,523,991
5.000%, 10/01/37[1]	3,000,000	3,328,475
5.000%, 10/01/38[1]	3,750,000	4,136,166

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,178,925

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,238,703

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	4,950,000	4,970,494

Lee County Industrial Development Authority, Series 1 5.000%, 04/01/34	2,845,000	2,976,276

Miami-Dade County Educational Facilities Authority,
5.000%, 04/01/38	1,500,000	1,688,212
5.000%, 04/01/41	2,000,000	2,210,050

Miami-Dade County Educational Facilities Authority, Series B 5.250%, 04/01/36	5,000,000	5,741,159

State Board of Administration Finance Corp.,
Series A 5.526%, 07/01/34	10,000,000	10,398,623

Volusia County Educational Facility Authority 5.000%, 10/15/33	2,000,000	2,253,845

Total Florida		67,268,331

Georgia - 2.1%

City of Atlanta GA Water & Wastewater Revenue, 5.000%, 11/01/38	5,700,000	6,550,975
5.000%, 11/01/39	1,800,000	2,057,041

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Georgia - 2.1% (continued)

Private Colleges & Universities Authority, Series A,
5.000%, 09/01/32	$5,700,000	$6,399,227
5.000%, 09/01/33	5,000,000	5,679,995

Total Georgia		20,687,238

Illinois - 10.9%

Chicago Midway International Airport, Series A 5.000%, 01/01/33	2,000,000	2,175,490

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/36	10,070,000	10,427,123
5.000%, 01/01/38	5,500,000	5,671,640

Chicago O’Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,163,145

Chicago Transit Authority Sales Tax Receipts Fund, Series A, 5.000%, 12/01/43	3,000,000	3,249,170
5.250%, 12/01/51	5,000,000	5,269,210

Illinois Finance Authority, Series A, 4.000%, 08/15/37	5,910,000	5,862,630
5.000%, 04/01/34	4,640,000	5,260,444

Illinois Finance Authority, Series B 5.000%, 04/01/35	2,970,000	3,349,677

Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 12/01/31	9,735,000	9,751,787
5.000%, 01/01/36	3,000,000	3,400,440

State of Illinois 5.000%, 02/01/33	4,100,000	4,524,103

State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/37	6,000,000	6,647,413

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,203,248

State of Illinois, Series B, 5.000%, 05/01/34	10,000,000	10,864,993
5.000%, 04/01/35	3,205,000	3,579,222
5.250%, 05/01/42	2,000,000	2,160,706
5.250%, 05/01/45	2,000,000	2,116,054

State of Illinois, Series C, 5.250%, 04/01/43	6,000,000	6,537,260
5.250%, 04/01/44	6,000,000	6,497,352

Total Illinois		108,711,107

Indiana - 1.3%

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,539,855

Indiana Finance Authority, Series B, 5.000%, 10/01/33[1]	5,635,000	6,432,527
5.000%, 10/01/35[1]	1,000,000	1,162,377

Total Indiana		13,134,759

	Principal Amount	Value

Kentucky - 3.8%

Kentucky State Property & Building Commission, Series A, 5.000%, 03/01/36[1]	$1,375,000	$1,584,777
5.000%, 10/01/37	4,500,000	5,053,011
5.000%, 04/01/40	5,200,000	5,799,070
5.000%, 04/01/41	8,500,000	9,416,772
5.000%, 03/01/43[1]	5,000,000	5,531,804

Kentucky State Property & Building Commission, Series B, 5.000%, 04/01/34	5,000,000	5,689,664
5.000%, 04/01/35	4,795,000	5,489,551

Total Kentucky		38,564,649

Louisiana - 1.5%

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	2,750,000	2,976,332
5.000%, 07/01/42	11,500,000	12,357,290

Total Louisiana		15,333,622

Maryland - 0.6%

Maryland Stadium Authority 5.000%, 06/01/40	2,500,000	2,758,525

Maryland Stadium Authority Sports Entertainment Facilities Revenue 5.000%, 06/15/37	3,320,000	3,715,104

Total Maryland		6,473,629

Massachusetts - 2.0%

Massachusetts Development Finance Agency, 5.250%, 07/01/48	4,250,000	4,302,185
5.500%, 07/01/45	1,990,000	2,093,817

Massachusetts Development Finance Agency, Series 1, 5.000%, 10/01/39[1]	1,000,000	1,145,109
5.000%, 07/01/40	1,870,000	2,007,875
5.000%, 07/01/41	2,095,000	2,224,181

Massachusetts Development Finance Agency, Series A, 5.000%, 10/01/38	5,000,000	5,679,719
5.500%, 10/01/44	1,250,000	1,366,249
5.500%, 10/01/45	1,400,000	1,515,373

Total Massachusetts		20,334,508

Michigan - 3.6%

Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	9,000,000	10,230,819
5.000%, 07/01/35	8,000,000	9,106,010

Great Lakes Water Authority Water Supply System Revenue, Series A 5.000%, 07/01/35	2,500,000	2,863,692

Great Lakes Water Authority Water Supply System Revenue, Series B,
5.000%, 07/01/36	5,000,000	5,731,641
5.000%, 07/01/42	4,900,000	5,456,563

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Michigan - 3.6% (continued)

Michigan State Housing Development Authority, Series A 4.850%, 12/01/45	$3,000,000	$3,086,109

Total Michigan		36,474,834

New Hampshire - 0.3%

New Hampshire Business Finance Authority, Series A 5.000%, 12/01/35	3,000,000	3,305,862

New Jersey - 3.9%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,669,079

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36	2,250,000	2,573,819

5.250%, 06/15/37	1,750,000	1,988,094

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	3,000,000	3,060,301

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	2,964,763

5.250%, 06/15/42	2,250,000	2,460,986

New Jersey Transportation Trust Fund Authority, Series AA, 5.000%, 06/15/37	2,000,000	2,272,098

5.000%, 06/15/38	1,700,000	1,917,366

New Jersey Transportation Trust Fund Authority, Series B 5.000%, 06/15/33	1,800,000	1,967,981

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,036,364

New Jersey Turnpike Authority, Series A, 5.000%, 01/01/33[1]	2,230,000	2,463,453

5.000%, 01/01/34[1]	2,365,000	2,633,954

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,243,372

5.000%, 11/01/41	2,615,000	2,801,140

Total New Jersey		39,052,770

New York - 19.2%

City of New York, Series 1, 5.000%, 08/01/31	2,000,000	2,200,288

5.000%, 08/01/32	1,200,000	1,337,263

5.000%, 08/01/34	5,000,000	5,601,219

5.000%, 08/01/35	5,000,000	5,721,474

5.000%, 09/01/40	5,000,000	5,487,416

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,612,006
5.000%, 08/01/34	3,250,000	3,481,692
City of New York, Series D 5.000%, 04/01/32	1,000,000	1,109,812

	Principal Amount	Value

City of New York, Series F, 5.000%, 08/01/32	$2,900,000	$3,231,718

5.000%, 08/01/36	5,000,000	5,626,987

City of New York, Series L-5 5.000%, 04/01/33	5,950,000	6,484,381

Metropolitan Transportation Authority, Series A 5.000%, 11/15/37	7,460,000	8,340,191

Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	6,500,000	7,201,920

5.000%, 11/15/33	3,490,000	3,957,638

New York City Transitional Finance Authority Building Aid Revenue, Series 2, (ST AID) 5.000%, 07/15/36	4,500,000	5,210,841

5.000%, 07/15/37	5,000,000	5,745,077

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, 5.000%, 11/01/34	3,000,000	3,424,720

5.000%, 11/01/37	1,000,000	1,119,683

5.000%, 11/01/37	1,750,000	1,991,920

5.000%, 11/01/39	3,450,000	3,813,245

5.000%, 11/01/39	3,000,000	3,378,954

5.000%, 02/01/42	4,300,000	4,763,588

5.000%, 02/01/43	4,610,000	5,095,214

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1, 5.000%, 05/01/40	2,500,000	2,715,990

5.000%, 05/01/41	2,750,000	2,978,171

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	3,550,000	3,810,243

New York Convention Center Development Corp., Series B 5.000%, 11/15/46[1]	3,650,000	3,922,036

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,988,547

New York State Dormitory Authority, Series A, 5.000%, 07/01/35[1]	3,000,000	3,490,340

5.000%, 03/15/36	5,300,000	6,165,763

5.000%, 03/15/37	3,000,000	3,453,795

5.000%, 07/01/37[1]	5,100,000	5,930,550

5.000%, 07/01/38[1]	4,950,000	5,708,403

5.000%, 03/15/41	5,090,000	5,608,656

New York State Dormitory Authority, Series C, 5.000%, 03/15/34	3,735,000	4,282,763

5.000%, 03/15/35	2,950,000	3,411,284

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,229,779

4.000%, 10/31/46	1,500,000	1,401,754

5.000%, 12/01/31	1,100,000	1,192,678

5.000%, 12/01/32	1,450,000	1,568,120

5.000%, 12/01/33	1,000,000	1,078,482

5.000%, 12/01/36	10,000,000	10,647,838

5.000%, 06/30/49	2,010,000	2,034,552

5.250%, 06/30/49	5,000,000	5,081,089

6.000%, 06/30/44	1,320,000	1,468,768

6.000%, 06/30/50	2,000,000	2,151,674

6.000%, 06/30/54	3,000,000	3,144,200

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 19.2% (continued)

New York Transportation Development Corp., Series A 5.500%, 12/31/54	$4,500,000	$4,640,471

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	3,000,000	3,201,929

The Trust for Cultural Resources of The City of New York 5.000%, 08/01/36[1]	1,100,000	1,283,024

Triborough Bridge & Tunnel Authority, Series 2, 5.000%, 11/15/35	1,000,000	1,167,282

5.000%, 11/15/36	1,000,000	1,172,791

Total New York		191,868,219

North Carolina - 1.4%

County of Union Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,797,473

1.750%, 06/01/35	4,225,000	3,502,346

1.850%, 06/01/36	4,315,000	3,524,385

2.125%, 06/01/40	3,350,000	2,643,978

Nash Health Care Systems 5.000%, 02/01/32	1,035,000	1,128,239

Total North Carolina		13,596,421

North Dakota - 1.1%

North Dakota Housing Finance Agency, Series A 4.940%, 07/01/45	3,000,000	3,080,521

North Dakota Housing Finance Agency, Series C 4.700%, 07/01/45	6,500,000	6,586,588

North Dakota Housing Finance Agency, Series D 4.500%, 07/01/44	1,250,000	1,253,684

Total North Dakota		10,920,793

Ohio - 1.4%

Columbus Regional Airport Authority, Series A, 5.000%, 01/01/34	1,300,000	1,433,043

5.000%, 01/01/35	1,200,000	1,328,087

5.000%, 01/01/36	2,500,000	2,751,268

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,535,000	2,585,157

Ohio Housing Finance Agency, Series C, (GNMA FNMA FHLMC) 4.500%, 09/01/44	6,110,000	6,130,539

Total Ohio		14,228,094

Oklahoma - 0.2%

Oklahoma City Public Property Authority 5.000%, 06/01/33	1,500,000	1,694,073

Oregon - 0.2%

Oregon State University 5.000%, 04/01/36	2,000,000	2,321,625

	Principal Amount	Value

Pennsylvania - 5.3%

Allegheny County Airport Authority, Series A 5.000%, 01/01/32	$2,215,000	$2,365,053

City of Philadelphia, Series C, 5.000%, 08/01/33	1,000,000	1,127,368

5.000%, 08/01/34	1,055,000	1,200,883

5.000%, 08/01/35	1,500,000	1,721,292

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,181,400

Delaware River Joint Toll Bridge Commission, Series A, 5.000%, 07/01/35[1]	2,420,000	2,777,769

5.000%, 07/01/36[1]	1,525,000	1,760,957

5.000%, 07/01/37[1]	1,350,000	1,549,446

5.000%, 07/01/38[1]	1,250,000	1,425,089

Hospitals & Higher Education Facilities Authority of Philadelphia, (AG) 4.000%, 07/01/38	2,500,000	2,480,988

4.000%, 07/01/39	2,000,000	1,964,078

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	5,015,000	5,455,662

5.750%, 06/30/48	8,000,000	8,451,015

Pennsylvania Housing Finance Agency, Series 146A 4.500%, 10/01/44	7,020,000	7,050,777

Pennsylvania Turnpike Commission, Series FIRS 5.000%, 06/01/32	5,000,000	5,548,626

Total Pennsylvania		53,060,403

Rhode Island - 0.8%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	5,175,000	5,432,295

Rhode Island Health and Educational Building Corp., Series B 5.000%, 05/15/31	2,100,000	2,265,784

Total Rhode Island		7,698,079

South Carolina - 2.0%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	5,041,299

2.000%, 03/01/39	10,080,000	8,012,071

South Carolina Public Service Authority, Series B, 5.000%, 12/01/41	2,250,000	2,467,972

5.000%, 12/01/43	3,725,000	4,047,854

Total South Carolina		19,569,196

Tennessee - 1.2%

City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	7,012,051

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Tennessee - 1.2% (continued)

The Metropolitan Nashville Airport Authority, Series B, 5.000%, 07/01/37	$1,750,000	$1,941,921

5.000%, 07/01/38	1,000,000	1,101,755

5.000%, 07/01/39	1,500,000	1,643,858

Total Tennessee		11,699,585

Texas - 13.5%

Central Texas Regional Mobility Authority, Series A, 5.000%, 01/01/35	1,000,000	1,137,170

5.000%, 01/01/36	1,000,000	1,142,990

5.000%, 01/01/37	1,425,000	1,613,895

5.000%, 01/01/38	1,700,000	1,910,025

5.000%, 01/01/39	1,300,000	1,450,553

Central Texas Regional Mobility Authority, Series B, 5.000%, 01/01/40	1,000,000	1,105,982

5.000%, 01/01/41	1,200,000	1,319,676

Central Texas Turnpike System, Series C, 5.000%, 08/15/39	1,250,000	1,366,383

5.000%, 08/15/40	1,500,000	1,632,708

5.000%, 08/15/41	1,500,000	1,628,059

5.000%, 08/15/42	1,000,000	1,082,167

City of Austin Electric Utility Revenue 5.000%, 11/15/35	3,500,000	3,913,455

City of Houston Airport System, Series A, 4.000%, 07/01/35	1,100,000	1,105,820

4.000%, 07/01/36	1,100,000	1,101,017

5.000%, 07/01/34	2,835,000	3,040,909

City of Houston Hotel Occupancy Tax & Special Revenue, Series C 5.000%, 09/01/38	3,600,000	4,008,046

City of Houston, Series A, 5.000%, 03/01/40	2,000,000	2,188,751

5.000%, 03/01/41	2,200,000	2,399,886

5.000%, 03/01/42	2,245,000	2,442,234

City of San Antonio Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/36	5,050,000	5,832,686

5.000%, 02/01/39	7,500,000	8,441,522

City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/34	3,750,000	4,235,760

5.000%, 02/01/35	3,000,000	3,373,212

5.000%, 02/01/37	2,410,000	2,580,084

5.000%, 02/01/38	2,385,000	2,544,680

City of San Antonio Electric & Gas Systems, Series D 5.000%, 02/01/39	6,455,000	7,192,630

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	3,200,000	3,599,030

County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	3,700,000	4,171,921

	Principal Amount	Value

Harris County-Houston Sports Authority, Series B, (AG) 5.000%, 11/15/44	$2,115,000	$2,255,073

Lamar Consolidated Independent School District 5.000%, 02/15/34	5,965,000	6,607,221

Lower Colorado River Authority, Series A, 5.000%, 05/15/31	2,300,000	2,524,914

5.000%, 05/15/32	2,000,000	2,221,792

5.000%, 05/15/37	2,500,000	2,817,622

5.000%, 05/15/38	2,170,000	2,437,301

North East Texas Regional Mobility Authority, Series A, 5.000%, 01/01/41	1,700,000	1,828,686

5.000%, 01/01/42	1,055,000	1,129,745

5.000%, 01/01/43	1,185,000	1,267,190

North Texas Tollway Authority, Series A 5.000%, 01/01/39	2,500,000	2,788,650

North Texas Tollway Authority, Series B 5.000%, 01/01/33	4,400,000	4,919,191

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	3,022,771

1.750%, 02/15/35	5,155,000	4,275,176

Tarrant County Cultural Education Facilities Finance Corp., Series 1 5.000%, 11/15/51	3,000,000	3,301,323

Tarrant County Cultural Education Facilities Finance Corp., Series 2 5.000%, 11/15/51	2,500,000	2,819,711

Texas Private Activity Bond Surface Transportation Corp., 5.500%, 06/30/41	1,000,000	1,051,787

5.500%, 06/30/42	1,000,000	1,050,502

5.500%, 06/30/43	1,000,000	1,049,316

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	4,979,958

4.000%, 12/31/38	3,735,000	3,689,535

Texas State University System, Series C 5.000%, 03/15/32[1]	1,250,000	1,363,787

Total Texas		134,962,502

Utah - 2.1%

Downtown Revitalization Public Infrastructure District, Series A, (AG) 5.000%, 06/01/36	1,620,000	1,736,794

5.000%, 06/01/37	1,700,000	1,816,400

Intermountain Power Agency, 5.000%, 07/01/33	3,150,000	3,496,751

5.000%, 07/01/34	3,000,000	3,317,188

Intermountain Power Agency, Series A 5.000%, 07/01/34	4,950,000	5,407,034

Utah Municipal Power Agency, Series A 5.000%, 07/01/43	4,465,000	4,943,260

Total Utah		20,717,427

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Virginia - 0.6%

Virginia Small Business Financing Authority, 4.000%, 01/01/37	$3,000,000	$2,977,319

4.000%, 01/01/38	3,000,000	2,955,420

Total Virginia		5,932,739

Washington - 0.6%

Energy Northwest, Series A 5.000%, 07/01/38	2,400,000	2,749,793

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,388,120

Total Washington		6,137,913

West Virginia - 1.3%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,700,817

West Virginia Parkways Authority, 5.000%, 06/01/37	1,000,000	1,080,309

5.000%, 06/01/38	2,000,000	2,151,699

5.000%, 06/01/39	3,400,000	3,646,582

Total West Virginia		12,579,407

Wisconsin - 0.8%

Public Finance Authority, 5.750%, 06/30/60	3,000,000	3,141,689

6.500%, 06/30/60	3,000,000	3,357,650

	Principal Amount	Value

State of Wisconsin, Series 1 5.000%, 05/01/32[1]	$1,125,000	$1,239,835

Total Wisconsin		7,739,174

Total Municipal Bonds
(Cost $985,317,735)		987,877,915

Short-Term Investments - 4.0%

Repurchase Agreements - 4.0%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $40,002,722 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $40,798,993)	39,999,000	39,999,000

Total Short-Term Investments
(Cost $39,999,000)		39,999,000

Total Investments - 102.7% (Cost $1,025,316,735)		1,027,876,915

Other Assets, less Liabilities - (2.7)%		(27,426,341)

Net Assets - 100.0%		$1,000,450,574

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2026, amounted to $75,135,012 or 7.5% of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac

FNMA	Fannie Mae
GNMA	Ginnie Mae
PSF-GTD	Permanent School Fund Guaranteed
ST AID	State Aid Withholding

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$987,877,915	—	$987,877,915

Short-Term Investments

Repurchase Agreements	—	39,999,000	—	39,999,000

Total Investments in Securities	—	$1,027,876,915	—	$1,027,876,915

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Municipal Bonds - 97.5%

Alabama - 0.7%

County of Jefferson Sewer Revenue 5.500%, 10/01/53	$1,000,000	$1,052,541

California - 0.5%

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,000,000	888,350

Colorado - 4.7%

Colorado Health Facilities Authority, Series A 5.125%, 12/01/45	1,000,000	1,044,281

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,498,352

Total Colorado		7,542,633

Florida - 13.6%

Capital Trust Authority, Series A, 5.000%, 06/01/54[1]	1,000,000	943,603

5.000%, 06/01/64[1]	1,000,000	933,076

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,467,085

Florida Development Finance Corp., 4.000%, 02/01/52	2,515,000	2,072,315

5.000%, 02/01/52	1,675,000	1,609,699

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	3,685,000	3,308,520

Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,892,198

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	1,750,000	1,765,479

Village Community Development District No 15 4.800%, 05/01/55[1]	990,000	960,683

Village Community Development District No 16 5.125%, 05/01/56	1,750,000	1,760,769

Total Florida		21,713,427

Georgia - 1.9%

Fayette County Development Authority, 5.250%, 10/01/49	1,500,000	1,548,240
5.250%, 10/01/54	1,500,000	1,533,755

Total Georgia		3,081,995

Illinois - 3.6%

Chicago Transit Authority Sales Tax Receipts Fund, Series A 5.500%, 12/01/56	1,000,000	1,066,678

Metropolitan Pier & Exposition Authority, 4.000%, 06/15/52	1,250,000	1,101,265
5.000%, 06/15/50	1,835,000	1,851,650

	Principal Amount	Value

State of Illinois, Series C 5.500%, 04/01/51	$1,700,000	$1,811,647

Total Illinois		5,831,240

Indiana - 3.1%

Indiana Finance Authority, Series A, 5.000%, 07/01/54	1,000,000	995,365
5.000%, 07/01/59	1,250,000	1,233,167
5.250%, 03/01/50	1,500,000	1,533,390
5.250%, 07/01/64	1,250,000	1,259,366

Total Indiana		5,021,288

Louisiana - 0.6%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	1,000,000	1,038,993

Massachusetts - 8.0%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	4,340,000	3,653,020

5.250%, 07/01/50	1,250,000	1,286,641

5.250%, 07/01/52	3,270,000	3,304,365

5.250%, 07/01/55	1,250,000	1,245,335

5.250%, 07/01/55	1,000,000	1,024,144

Massachusetts Development Finance Agency, Series A, 5.000%, 07/01/54[1]	1,200,000	1,183,426

6.000%, 10/01/49	1,000,000	1,097,770

Total Massachusetts		12,794,701

Nebraska - 2.7%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,205,000	4,323,909

New Hampshire - 0.7%

New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	1,000,000	1,052,141

New Jersey - 3.9%

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	2,095,000	2,088,105
5.250%, 06/01/46	2,755,000	2,764,024

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,370,000	1,349,175

Total New Jersey		6,201,304

New York - 15.1%

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	1,675,000	1,468,016
4.000%, 07/01/52	1,775,000	1,497,962
4.250%, 07/01/50	1,000,000	936,345

New York Transportation Development Corp., 4.000%, 04/30/53	5,790,000	5,221,690
5.500%, 06/30/54	1,500,000	1,532,837
5.625%, 04/01/40	4,000,000	4,273,600
6.000%, 04/01/35	1,530,000	1,708,584
6.000%, 06/30/54	1,750,000	1,834,117
6.000%, 06/30/59	1,100,000	1,168,260

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 15.1% (continued)

New York Transportation Development Corp., Series A 5.500%, 12/31/60	$3,500,000	$3,584,102

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,031,660

Total New York		24,257,173

Ohio - 1.9%

County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,028,527

Ohio Higher Educational Facility Commission, 5.250%, 05/01/49	1,000,000	1,003,384
5.250%, 05/01/54	1,000,000	988,120

Total Ohio		3,020,031

Pennsylvania - 3.3%

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,175,000	5,267,781

Rhode Island - 6.0%

Rhode Island Health and Educational Building Corp., 5.250%, 05/15/49	1,000,000	1,049,719
5.250%, 05/15/54	3,700,000	3,843,907

Rhode Island Health and Educational Building Corp., Series A, (AG) 5.000%, 07/01/55	1,000,000	1,012,033
5.000%, 07/01/60	1,000,000	1,008,267

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,755,951

Total Rhode Island		9,669,877

South Carolina - 3.3%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	5,790,000	4,470,467

South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	750,000	764,235

Total South Carolina		5,234,702

Tennessee - 1.9%

City of Chattanooga Electric 2.000%, 09/01/40	2,710,000	2,079,638

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	1,000,000	991,649

Total Tennessee		3,071,287

Texas - 8.2%

City of Houston Airport System Revenue, Series B, 5.500%, 07/15/37	1,000,000	1,081,843
5.500%, 07/15/38	1,000,000	1,072,945
5.500%, 07/15/39	1,870,000	1,997,535

	Principal Amount	Value

City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C 5.500%, 09/01/58	$1,000,000	$1,074,492

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	6,900,000	6,803,294
5.500%, 12/31/58	1,000,000	1,041,837

Total Texas		13,071,946

Virginia - 5.2%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,000,000	869,970

Virginia Small Business Financing Authority, 4.000%, 01/01/40	1,000,000	983,184
5.000%, 12/31/47	1,645,000	1,674,699
5.000%, 12/31/49	2,095,000	2,096,112
5.000%, 12/31/52	2,655,000	2,655,199

Total Virginia		8,279,164

Washington - 0.6%

Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,022,004

West Virginia - 1.3%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,925,000	2,064,510

Wisconsin - 6.7%

Public Finance Authority, 5.250%, 11/15/50	1,005,000	1,039,412
5.250%, 11/15/61	1,000,000	1,021,906
5.750%, 06/30/60	1,000,000	1,047,229
5.750%, 12/31/65	4,000,000	4,188,919
6.500%, 12/31/65	1,000,000	1,118,443

Public Finance Authority, Series A 5.000%, 06/01/41[1]	2,250,000	2,307,447

Total Wisconsin		10,723,356

Total Municipal Bonds (Cost $162,103,982)		156,224,353

Short-Term Investments - 2.4%

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $3,764,350 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $3,839,376)	3,764,000	3,764,000

Total Short-Term Investments (Cost $3,764,000)		3,764,000

Total Investments - 99.9% (Cost $165,867,982)		159,988,353

Other Assets, less Liabilities - 0.1%		168,695

Net Assets - 100.0%		$160,157,048

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $7,319,885 or 4.6% of net assets.

AG Assured Guaranty

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$156,224,353	—	$156,224,353

Short-Term Investments

Repurchase Agreements	—	3,764,000	—	3,764,000

Total Investments in Securities	—	$159,988,353	—	$159,988,353

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2026

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $34,490,699, $0, and $0, respectively)	$315,173,074	$1,027,876,915	$159,988,353

Cash	214	25,779,292	1,064

Receivable for investments sold	—	5,736,661	—

Receivable for delayed delivery investments sold	—	4,995,510	—

Interest receivable	3,424,963	11,249,080	1,639,351

Securities lending income receivable	4,521	—	—

Receivable for Fund shares sold	22,063	1,242,335	168,095

Receivable from Affiliate	11,968	53,069	16,183

Prepaid expenses and other assets	27,311	46,189	24,949

Total assets	318,664,114	1,076,979,051	161,837,995

Liabilities:

Payable upon return of securities loaned	4,461,946	—	—

Payable for investments purchased	—	30,672	—

Payable for delayed delivery investments purchased	—	75,848,283	—

Payable for Fund shares repurchased	217,050	172,978	1,535,330

Accrued expenses:

Investment advisory and management fees	59,423	171,424	59,063

Administrative fees	38,754	123,174	19,688

Distribution fees	—	2,050	542

Shareholder service fees	42,645	41,796	6,771

Other	103,710	138,100	59,553

Total liabilities	4,923,528	76,528,477	1,680,947

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$313,740,586	$1,000,450,574	$160,157,048

[1] Investments at cost	$336,891,793	$1,025,316,735	$165,867,982

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$398,642,148	$1,037,042,096	$188,693,234

Total distributable earnings/(accumulated losses)	(84,901,562)	(36,591,522)	(28,536,186)

Net Assets	$313,740,586	$1,000,450,574	$160,157,048

Class N:

Net Assets	$180,073,912	$9,777,946	$2,107,832

Shares outstanding	8,262,153	847,465	229,647

Net asset value, offering and redemption price per share	$21.80	$11.54	$9.18

Class I:

Net Assets	$133,666,674	$990,672,628	$157,845,006

Shares outstanding	6,132,342	85,329,171	17,800,169

Net asset value, offering and redemption price per share	$21.80	$11.61	$8.87

Class Z:

Net Assets	—	—	$204,210

Shares outstanding	—	—	23,033

Net asset value, offering and redemption price per share	—	—	$8.87

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2026

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Interest income	$7,613,641	$16,936,000	$3,533,670

Securities lending income	28,473	—	—

Foreign withholding tax	(1,709)	—	—

Total investment income	7,640,405	16,936,000	3,533,670

Expenses:

Investment advisory and management fees	370,231	1,024,960	356,243

Administrative fees	241,455	736,177	118,748

Distribution fees - Class N	—	12,688	2,581

Shareholder servicing fees - Class N	234,423	6,677	1,549

Shareholder servicing fees - Class I	33,600	242,855	39,015

Professional fees	40,409	57,311	25,962

Reports to shareholders	33,052	23,798	8,053

Custodian fees	24,628	40,453	14,622

Registration fees	21,217	30,331	19,131

Trustee fees and expenses	13,775	40,690	6,706

Transfer agent fees	9,707	16,639	4,746

Interest expense	149	—	—

Miscellaneous	8,049	18,340	4,540

Total expenses before offsets	1,030,695	2,250,919	601,896

Expense reimbursements	(70,353)	(320,031)	(91,675)

Net expenses	960,342	1,930,888	510,221

Net investment income	6,680,063	15,005,112	3,023,449

Net Realized and Unrealized Gain (Loss):

Net realized loss on investments	(2,459,417)	(121,672)	(271,507)

Net change in unrealized appreciation/(depreciation) on investments	(1,771,467)	1,436,440	2,823,477

Net realized and unrealized gain (loss)	(4,230,884)	1,314,768	2,551,970

Net increase in net assets resulting from operations	$2,449,179	$16,319,880	$5,575,419

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG GW&K ESG Bond Fund		AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$6,680,063	$13,860,538	$15,005,112	$27,941,526	$3,023,449	$6,338,536

Net realized loss on investments	(2,459,417)	(10,965,033)	(121,672)	(5,425,141)	(271,507)	(3,932,838)

Net change in unrealized appreciation/(depreciation) on investments	(1,771,467)	22,110,041	1,436,440	27,386,729	2,823,477	1,113,369

Net increase in net assets resulting from operations	2,449,179	25,005,546	16,319,880	49,903,114	5,575,419	3,519,067

Distributions to Shareholders:

Class N	(3,856,374)	(8,156,738)	(139,089)	(240,946)	(43,420)	(90,713)

Class I	(2,910,064)	(5,801,542)	(14,853,860)	(27,663,908)	(2,971,093)	(6,246,115)

Class Z	—	—	—	—	(3,892)	(7,412)

Total distributions to shareholders	(6,766,438)	(13,958,280)	(14,992,949)	(27,904,854)	(3,018,405)	(6,344,240)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	(16,785,626)	(47,280,729)	25,436,267	(54,719,399)	(861,492)	(22,834,822)

Total increase/(decrease) in net assets	(21,102,885)	(36,233,463)	26,763,198	(32,721,139)	1,695,522	(25,659,995)

Net Assets:

Beginning of period	334,843,471	371,076,934	973,687,376	1,006,408,515	158,461,526	184,121,521

End of period	$313,740,586	$334,843,471	$1,000,450,574	$973,687,376	$160,157,048	$158,461,526

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2026 (unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$22.09	$21.41	$21.85	$21.11	$24.88	$28.12

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.44	0.84	0.76	0.63	0.44	0.44

Net realized and unrealized gain/(loss) on investments	(0.28)	0.69	(0.44)	0.75	(3.70)	(0.83)

Total income/(loss) from investment operations	0.16	1.53	0.32	1.38	(3.26)	(0.39)

Less Distributions to Shareholders from:

Net investment income	(0.45)	(0.85)	(0.76)	(0.64)	(0.47)	(0.47)

Net realized gain on investments	—	—	—	—	(0.04)	(2.38)

Total distributions to shareholders	(0.45)	(0.85)	(0.76)	(0.64)	(0.51)	(2.85)

Net Asset Value, End of Period	$21.80	$22.09	$21.41	$21.85	$21.11	$24.88

Total Return[2,3]	0.73%[4]	7.26%	1.49%	6.69%	(13.17)%	(1.29)%

Ratio of net expenses to average net assets	0.68%[5,6]	0.68%[6]	0.68%[6]	0.68%	0.68%	0.69%[7]

Ratio of gross expenses to average net assets[8]	0.72%[5]	0.72%	0.73%	0.70%	0.69%	0.69%[7]

Ratio of net investment income to average net assets[2]	4.07%[5]	3.84%	3.49%	2.94%	1.98%	1.71%

Portfolio turnover	8%[4]	35%	37%	27%	23%	186%

Net assets end of period (000’s) omitted	$180,074	$197,984	$222,537	$269,529	$301,028	$427,818

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2026 (unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$22.09	$21.42	$21.85	$21.12	$24.89	$28.13

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.46	0.88	0.80	0.67	0.49	0.50

Net realized and unrealized gain/(loss) on investments	(0.28)	0.68	(0.42)	0.75	(3.71)	(0.83)

Total income/(loss) from investment operations	0.18	1.56	0.38	1.42	(3.22)	(0.33)

Less Distributions to Shareholders from:

Net investment income	(0.47)	(0.89)	(0.81)	(0.69)	(0.51)	(0.53)

Net realized gain on investments	—	—	—	—	(0.04)	(2.38)

Total distributions to shareholders	(0.47)	(0.89)	(0.81)	(0.69)	(0.55)	(2.91)

Net Asset Value, End of Period	$21.80	$22.09	$21.42	$21.85	$21.12	$24.89

Total Return[2,3]	0.83%[4]	7.43%	1.75%	6.85%	(12.99)%	(1.05)%

Ratio of net expenses to average net assets	0.48%[5,6]	0.48%[6]	0.48%[6]	0.48%	0.48%	0.49%[7]

Ratio of gross expenses to average net assets[8]	0.52%[5]	0.52%	0.53%	0.50%	0.49%	0.49%[7]

Ratio of net investment income to average net assets[2]	4.27%[5]	4.04%	3.69%	3.14%	2.18%	1.91%

Portfolio turnover	8%[4]	35%	37%	27%	23%	186%

Net assets end of period (000’s) omitted	$133,667	$136,859	$148,540	$165,892	$191,979	$327,121

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% for the fiscal year ended December 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2026 (unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$11.52	$11.24	$11.53	$11.11	$12.24	$12.45

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.16	0.29	0.25	0.21	0.15	0.13

Net realized and unrealized gain/(loss) on investments	0.02	0.28	(0.28)	0.42	(1.10)	(0.11)

Total income/(loss) from investment operations	0.18	0.57	(0.03)	0.63	(0.95)	0.02

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.29)	(0.26)	(0.21)	(0.16)	(0.13)

Net realized gain on investments	—	—	—	—	(0.02)	(0.10)

Total distributions to shareholders	(0.16)	(0.29)	(0.26)	(0.21)	(0.18)	(0.23)

Net Asset Value, End of Period	$11.54	$11.52	$11.24	$11.53	$11.11	$12.24

Total Return[2,3]	1.55%[4]	5.21%	(0.29)%	5.72%	(7.80)%	0.10%

Ratio of net expenses to average net assets	0.72%[5]	0.73%[6]	0.71%	0.72%	0.72%	0.71%

Ratio of gross expenses to average net assets[7]	0.79%[5]	0.80%	0.78%	0.79%	0.78%	0.76%

Ratio of net investment income to average net assets[2]	2.73%[5]	2.58%	2.24%	1.85%	1.35%	1.01%

Portfolio turnover	36%[4]	61%	36%	29%	20%	24%

Net assets end of period (000’s) omitted	$9,778	$10,026	$8,893	$12,081	$12,972	$17,112

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2026 (unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$11.59	$11.31	$11.60	$11.18	$12.31	$12.52

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.18	0.33	0.29	0.25	0.19	0.17

Net realized and unrealized gain/(loss) on investments	0.02	0.28	(0.29)	0.41	(1.11)	(0.11)

Total income/(loss) from investment operations	0.20	0.61	0.00	0.66	(0.92)	0.06

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.33)	(0.29)	(0.24)	(0.19)	(0.17)

Net realized gain on investments	—	—	—	—	(0.02)	(0.10)

Total distributions to shareholders	(0.18)	(0.33)	(0.29)	(0.24)	(0.21)	(0.27)

Net Asset Value, End of Period	$11.61	$11.59	$11.31	$11.60	$11.18	$12.31

Total Return[2,3]	1.70%[4]	5.52%	0.04%	6.04%	(7.45)%	0.43%

Ratio of net expenses to average net assets	0.39%[5]	0.39%[6]	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[7]	0.46%[5]	0.46%	0.46%	0.46%	0.45%	0.44%

Ratio of net investment income to average net assets[2]	3.06%[5]	2.92%	2.56%	2.18%	1.68%	1.33%

Portfolio turnover	36%[4]	61%	36%	29%	20%	24%

Net assets end of period (000’s) omitted	$990,673	$963,661	$997,516	$1,016,607	$1,068,290	$1,331,958

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class N	June 30, 2026 (unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$9.03	$9.13	$9.20	$8.56	$10.74	$10.69

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.16	0.30	0.27	0.25	0.22	0.20

Net realized and unrealized gain/(loss) on investments	0.14	(0.11)	(0.07)	0.64	(2.17)	0.18

Total income/(loss) from investment operations	0.30	0.19	0.20	0.89	(1.95)	0.38

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.29)	(0.27)	(0.25)	(0.20)	(0.19)

Net realized gain on investments	—	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.15)	(0.29)	(0.27)	(0.25)	(0.23)	(0.33)

Net Asset Value, End of Period	$9.18	$9.03	$9.13	$9.20	$8.56	$10.74

Total Return[2,3]	3.36%[4]	2.23%	2.15%	10.53%	(18.19)%	3.59%

Ratio of net expenses to average net assets	0.99%[5]	0.99%[6]	0.99%[6]	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[7]	1.11%[5]	1.10%	1.09%	1.08%	1.07%	1.05%

Ratio of net investment income to average net assets[2]	3.47%[5]	3.36%	2.99%	2.87%	2.39%	1.85%

Portfolio turnover	8%[4]	36%	32%	24%	45%	61%

Net assets end of period (000’s) omitted	$2,108	$3,243	$3,764	$5,964	$2,955	$14,923

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class I	June 30, 2026 (unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$8.73	$8.84	$8.91	$8.30	$10.43	$10.40

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.17	0.32	0.30	0.27	0.24	0.23

Net realized and unrealized gain/(loss) on investments	0.13	(0.11)	(0.07)	0.62	(2.09)	0.17

Total income/(loss) from investment operations	0.30	0.21	0.23	0.89	(1.85)	0.40

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.32)	(0.30)	(0.28)	(0.25)	(0.23)

Net realized gain on investments	—	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.16)	(0.32)	(0.30)	(0.28)	(0.28)	(0.37)

Net Asset Value, End of Period	$8.87	$8.73	$8.84	$8.91	$8.30	$10.43

Total Return[2,3]	3.54%[4]	2.51%	2.61%	10.89%	(17.86)%	3.94%

Ratio of net expenses to average net assets	0.64%[5]	0.64%[6]	0.64%[6]	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.76%[5]	0.75%	0.74%	0.73%	0.72%	0.70%

Ratio of net investment income to average net assets[2]	3.82%[5]	3.71%	3.34%	3.22%	2.74%	2.20%

Portfolio turnover	8%[4]	36%	32%	24%	45%	61%

Net assets end of period (000’s) omitted	$157,845	$155,008	$180,162	$205,322	$255,928	$369,473

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
Class Z	June 30, 2026 (unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$8.73	$8.84	$8.91	$8.30	$10.43	$10.40

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.17	0.32	0.30	0.28	0.25	0.24

Net realized and unrealized gain/(loss) on investments	0.14	(0.10)	(0.07)	0.61	(2.10)	0.17

Total income/(loss) from investment operations	0.31	0.22	0.23	0.89	(1.85)	0.41

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.33)	(0.30)	(0.28)	(0.25)	(0.24)

Net realized gain on investments	—	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.17)	(0.33)	(0.30)	(0.28)	(0.28)	(0.38)

Net Asset Value, End of Period	$8.87	$8.73	$8.84	$8.91	$8.30	$10.43

Total Return[2,3]	3.56%[4]	2.56%	2.66%	10.95%	(17.82)%	3.99%

Ratio of net expenses to average net assets	0.59%[5]	0.59%[6]	0.59%[6]	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[7]	0.71%[5]	0.70%	0.69%	0.68%	0.67%	0.65%

Ratio of net investment income to average net assets[2]	3.87%[5]	3.76%	3.39%	3.27%	2.79%	2.25%

Portfolio turnover	8%[4]	36%	32%	24%	45%	61%

Net assets end of period (000’s) omitted	$204	$211	$196	$123	$111	$135

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”) and AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Municipal Enhanced offers Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for ESG Bond are primarily due to callable bond premiums. There were no permanent differences for Municipal Bond and Municipal Enhanced. In addition, temporary differences for ESG Bond and Municipal Enhanced are due to wash sale loss deferrals. There were no temporary differences for Municipal Bond.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation/ (Depreciation)

ESG Bond	$336,891,793	$2,889,123	$(24,607,842)	$(21,718,719)

Municipal Bond	1,025,316,735	12,964,109	(10,403,929)	2,560,180

Municipal Enhanced	165,867,982	2,183,378	(8,063,007)	(5,879,629)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

ESG Bond	$8,830,216	$51,813,585	$60,643,801

Municipal Bond	596,218	38,742,082	39,338,300

Municipal Enhanced	4,285,545	18,149,067	22,434,612

Notes to Financial Statements (continued)

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust and Trust III’s Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Municipal Bond
	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	127,880	$2,812,281	204,989	$4,463,462	183,331	$2,125,758	362,297	$4,102,900

Shares issued in reinvestment of distributions	174,104	3,811,100	368,943	8,059,651	10,216	117,666	18,995	213,211

Shares redeemed	(1,002,779)	(22,025,451)	(2,003,525)	(43,722,184)	(216,392)	(2,500,581)	(301,882)	(3,391,266)

Net increase/(decrease)	(700,795)	$(15,402,070)	(1,429,593)	$(31,199,071)	(22,845)	$(257,157)	79,410	$924,845

Class I:

Shares sold	603,249	$13,235,540	827,799	$18,066,732	11,232,313	$130,706,577	22,429,793	$253,845,889

Shares issued in reinvestment of distributions	130,009	2,845,359	257,956	5,635,961	990,793	11,482,552	1,887,382	21,316,172

Shares redeemed	(796,114)	(17,464,455)	(1,826,643)	(39,784,351)	(10,030,032)	(116,495,705)	(29,380,057)	(330,806,305)

Net increase/(decrease)	(62,856)	$(1,383,556)	(740,888)	$(16,081,658)	2,193,074	$25,693,424	(5,062,882)	$(55,644,244)

	Municipal Enhanced
	June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	920,459	$8,311,999	1,379,660	$12,312,449

Shares issued in reinvestment of distributions	2,617	23,702	6,022	53,472

Shares redeemed	(1,052,633)	(9,535,058)	(1,438,595)	(12,841,208)

Net decrease	(129,557)	$(1,199,357)	(52,913)	$(475,287)

Class I:

Shares sold	2,250,291	$19,703,862	4,023,278	$34,658,484

Shares issued in reinvestment of distributions	127,631	1,114,121	253,387	2,176,790

Shares redeemed	(2,338,686)	(20,470,461)	(6,901,672)	(59,211,851)

Net increase/(decrease)	39,236	$347,522	(2,625,007)	$(22,376,577)

Class Z:

Shares sold	—	—	1,385	$12,203

Shares issued in reinvestment of distributions	446	$3,892	863	7,412

Shares redeemed	(1,559)	(13,549)	(300)	(2,573)

Net increase/(decrease)	(1,113)	$(9,657)	1,948	$17,042

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and, with respect to ESG Bond, for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the

“Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, ESG Bond participates on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint

Notes to Financial Statements (continued)

repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, ESG Bond is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the market value of Repurchase Agreements outstanding for ESG Bond, Municipal Bond and Municipal Enhanced was $5,541,946, $39,999,000 and $3,764,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does not offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2026, Municipal Bond entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2026, the market value of delayed delivery securities held in the Fund amounted to $75,135,012.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Boards and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2026, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%

Municipal Bond	0.21%[1]

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

1 The rate shown is the effective rate as of June 30, 2026.

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Municipal Bond and Municipal Enhanced to the annual rate of 0.43%, 0.34% and 0.59%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

ESG Bond	$70,353	—

Municipal Bond	320,031	—

Municipal Enhanced	91,675	—

Notes to Financial Statements (continued)

At June 30, 2026, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Municipal Bond	Municipal Enhanced

Less than 1 year	$107,310	$717,836	$217,681

1-2 years	189,924	660,872	193,051

2-3 years	132,364	608,661	179,962

Total	$429,598	$1,987,369	$590,694

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

AMG Funds has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, Municipal Bond and Municipal Enhanced, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2026, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Municipal Bond

Class N	0.15%	0.13%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the six months ended June 30, 2026 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Municipal Bond	$6,364,730	4	$797	4.570%

Municipal Enhanced	1,782,612	1	222	4.555%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

ESG Bond	$1,198,355	1	$149	4.528%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were as follows:

Notes to Financial Statements (continued)

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$20,191,725	$26,254,570

Municipal Bond *	382,881,244	353,197,257

Municipal Enhanced	12,336,601	12,050,651

* The purchases and sales amounts include transactions on a delayed delivery or when issued basis.

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2026 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$5,929,624	$16,091,297

4. PORTFOLIO SECURITIES LOANED

ESG Bond participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$34,490,699	$4,461,946	$31,459,465	$35,921,411

The following table summarizes the securities received as collateral for securities lending at June 30, 2026:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.000%-4.875%	07/23/26-08/15/55

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Changing Distribution Level Risk: The Funds will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by a Fund will vary and generally depends on the amount of income a Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in a Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Notes to Financial Statements (continued)

ESG Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Funds’ investments may not keep pace with inflation, which may result in losses to the Funds’ investors or adversely affect the real value of shareholders’ investments in the Funds. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Funds’ portfolios.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Funds may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk: The Funds may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent certain Funds have substantial holdings within a particular sector, the risks associated with that sector increase. A portion of certain Funds’ assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals), utilities, or transportation.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2026:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Daiwa Capital Markets America	$225,946	—	$225,946	$225,946	—

State of Wisconsin Investment Board	4,236,000	—	4,236,000	4,236,000	—

Fixed Income Clearing Corp.	1,080,000	—	1,080,000	1,080,000	—

Total	$5,541,946	—	$5,541,946	$5,541,946	—

Municipal Bond

Fixed Income Clearing Corp.	$39,999,000	—	$39,999,000	$39,999,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$3,764,000	—	$3,764,000	$3,764,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

Trustee fees and expenses

AMG GW&K ESG Bond Fund	$13,775

AMG GW&K Municipal Bond Fund	40,690

AMG GW&K Municipal Enhanced Yield Fund	6,706

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K ESG Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds III (each, a “Trust” and collectively, the “Trusts”) considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K ESG Bond Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the

Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds. With respect to AMG GW&K Municipal Bond Fund, the Board considered information relating to the gross performance of such Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top percentile relative to the Peer Group for the 2023 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2026, was above, below, below, and below, respectively, the median performance of the Peer Group and above, above, below, and below, respectively, the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and the 2025 calendar year and in the top half of its Peer Group for the 2023 and 2022 calendar years. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below, below, below, and above, respectively, the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s longer-term outperformance and more recent underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top half of its Peer Group for the 10-year period and the 2023 and 2022 calendar years. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	063026 SAR088

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a)(3)(1)	Not applicable.
(a)(3)(2)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 4, 2026